Intangible Asset, Net - Schedule of Impaired Intangible Assets (Details) - Distribution Channel [Member] - Successor [Member] - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Weighted Average Amortization Period (Years)	10 years	10 years
Intangible assets, gross, beginning balance	$ 320,000	$ 320,000
Acquisitions
Impairment charges
Intangible assets, gross, ending balance	$ 320,000	$ 320,000